Share-Based Compensation - Summary of Outstanding and Exercisable Stock Option Awards (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 8.49	$ 8.49
Range of Exercise Prices, Maximum	$ 18.70	$ 18.70
Options Outstanding, Shares	3,309,818	3,331,418
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	8 years 4 months 24 days	8 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 12.70	$ 12.72
Options Exercisable, Shares	25,828	25,828
Options Exercisable, Weighted-Average Exercise Price	$ 8.49	$ 8.49
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 8.49	$ 8.49
Options Outstanding, Shares	25,828	25,828
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	2 years 9 months 18 days	3 years
Options Outstanding, Weighted-Average Exercise Price	$ 8.49	$ 8.49
Options Exercisable, Shares	25,828	25,828
Options Exercisable, Weighted-Average Exercise Price	$ 8.49	$ 8.49
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 10.87	$ 10.87
Options Outstanding, Shares	2,278,800	2,278,800
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	8 years 2 months 12 days	8 years 4 months 24 days
Options Outstanding, Weighted-Average Exercise Price	$ 10.87	$ 10.87
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	11.00	11.00
Range of Exercise Prices, Maximum	$ 14.31	$ 14.31
Options Outstanding, Shares	79,200	79,200
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	9 years 3 months 18 days	9 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 12.50	$ 12.50
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 16.53	$ 16.53
Options Outstanding, Shares	583,200	604,800
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	8 years 8 months 12 days	9 years
Options Outstanding, Weighted-Average Exercise Price	$ 16.53	$ 16.53
Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	17.68	17.68
Range of Exercise Prices, Maximum	$ 18.70	$ 18.70
Options Outstanding, Shares	342,790	342,790
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	9 years 2 months 12 days	9 years 4 months 24 days
Options Outstanding, Weighted-Average Exercise Price	$ 18.68	$ 18.68